Share-based Compensation (Details 2) (USD $)	12 Months Ended							12 Months Ended						0 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Share options	Dec. 31, 2012 Share options	Dec. 31, 2011 Share options	Dec. 31, 2013 Share options 2010 Share Incentive Plan	Dec. 31, 2013 Non-vested restricted shares	Dec. 31, 2012 Non-vested restricted shares	Dec. 31, 2011 Non-vested restricted shares	Dec. 31, 2013 Non-vested restricted shares Guangdong Taomee Co-founder and senior management	Dec. 31, 2012 Non-vested restricted shares Guangdong Taomee Co-founder and senior management	Jun. 02, 2012 Non-vested restricted shares Guangdong Taomee Co-founder and senior management	Dec. 11, 2013 Non-vested restricted shares 2010 Share Incentive Plan	Nov. 05, 2013 Non-vested restricted shares 2010 Share Incentive Plan	Sep. 04, 2013 Non-vested restricted shares 2010 Share Incentive Plan	Jul. 16, 2011 Non-vested restricted shares 2010 Share Incentive Plan	May 24, 2011 Non-vested restricted shares 2010 Share Incentive Plan	Dec. 31, 2013 Non-vested restricted shares 2010 Share Incentive Plan
Number of options
Options outstanding at the beginning of the period (in shares)				46,921,360			16,120,000
Forfeited (in shares)				(8,508,820)
Exercised (in shares)				(10,412,700)	(9,639,780)	(1,646,200)
Options outstanding at the end of the period (in shares)				27,999,840	46,921,360		16,120,000
Options vested or expected to vest at the end of the period (in shares)				26,599,848
Options exercisable at the end of the period (in shares)				12,051,090
Weighted average exercise price
Options outstanding at the beginning of the period (in dollars per share)				$ 0.14
Forfeited (in dollars per share)				$ 0.16
Exercised (in dollars per share)				$ 0.08
Options outstanding at the end of the period (in dollars per share)				$ 0.16	$ 0.14
Options vested or expected to vest at the end of the period (in dollars per share)				$ 0.16
Options exercisable at the end of the period (in dollars per share)				$ 0.13
Weighted Average remaining contract terms
Options outstanding at the end of the period				7 years 6 months
Options vested or expected to vest at the end of the period				7 years 6 months
Options exercisable at the end of the period				7 years
Aggregate intrinsic value
Options outstanding at the end of the period				$ 2,565,529
Options vested or expected to vest at the end of the period				2,437,252
Options exercisable at the end of the period				1,561,389
Requisite service period											3 years			4 years	4 years	4 years	4 years	4 years
Percentage of awards vesting on each of the anniversary after the grant date											33.30%			25.00%	25.00%	25.00%	25.00%	25.00%
Equity interest granted in the form of non-vested restricted shares (as a percent)													15.00%
Compensation expense	2,142,445	2,206,480	1,996,753	671,768	792,691	1,654,630		1,470,677	1,413,789	342,123	80,571	46,072
Number of Non-vested Restricted Shares
Non-vested as at the beginning of the period (in shares)								8,649,648
Granted (in shares)								15,384,560						394,560	4,800,000	10,190,000	400,000	4,500,000
Forfeited (in shares)								(2,330,747)
Vested (in shares)								(2,663,047)
Non-vested as at the end of the period (in shares)								19,040,414	8,649,648
Weighted average grant-date fair value
Non-vested as at the beginning of the period (in dollars per share)								$ 0.60
Granted (in dollars per share)								$ 0.25
Forfeited (in dollars per share)								$ 0.54
Vested (in dollars per share)								$ 0.59
Non-vested as at the end of the period (in dollars per share)								$ 0.32	$ 0.60
Unrecognized compensation expense				$ 1,208,282							$ 114,439								$ 4,785,797
Unrecognized compensation expense to be recognized over weighted-average period				2 years 2 months 12 days							1 year 6 months								3 years